DERIVATIVES (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Credit Value Adjustment [Abstract]
Credit Value Adjustment Cumulative Loss					€ (92,000,000)
Credit Value Adjustment Cumulative Gain	77,100,000		158,700,000
Derivative Collateral Right To Reclaim Cash	2,115,200,000		2,178,300,000
Cash And securities collateral held by the Group	395,000,000		501,700,000
OTC two day cash settlement	12,200,000		27,000,000
Potential maximun loss for the credit contracts sold	663,700,000		53,100,000
Cash collateral held against the loss from the credit contracts	1,900,000		6,400,000
Notional amount of warrant instrument linked to Greek GDP	4,100,000,000
Fair value of warrant instrument linked to Greek GDP	27,500,000
Derivative Assets [Abstract]
Contract / Notional amount	41,012,719,000	[1]	38,447,668,000	[1]
Fair value	3,693,024,000	[1]	3,605,965,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	37,293,567,000	[1]	38,365,647,000	[1]
Fair value	4,784,397,000	[1]	4,320,488,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(1,140,703,000)		(1,175,377,000)		(939,261,000)
Interest rate swaps and cross currency interest rate swap
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(945,099,000)		(1,588,841,000)		(590,551,000)
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	5,819,717,000	[1]	6,736,338,000	[1]
Fair value	314,051,000	[1]	792,046,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	6,326,935,000	[1]	4,328,113,000	[1]
Fair value	326,520,000	[1]	542,310,000	[1]
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	67,288,000	[1]	346,708,000	[1]
Fair value	2,830,000	[1]	8,142,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,729,773,000	[1]	1,433,408,000	[1]
Fair value	5,101,000	[1]	8,369,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(76,056,000)		(92,185,000)		(227,366,000)
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	1,736,980,000	[1]	3,003,201,000	[1]
Fair value	14,543,000	[1]	55,768,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	1,461,782,000	[1]	1,643,232,000	[1]
Fair value	16,735,000	[1]	27,359,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(42,221,000)		(9,723,000)		13,433,000
Forward rate agreements
Derivative Assets [Abstract]
Contract / Notional amount	125,340,000	[1]	69,865,000	[1]
Fair value	712,000	[1]	608,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	65,173,000	[1]	80,441,000	[1]
Fair value	1,319,000	[1]	2,463,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(2,937,000)		3,829,000		(8,928,000)
Interest rate swaps
Derivative Assets [Abstract]
Contract / Notional amount	22,002,316,000	[1]	22,598,883,000	[1]
Fair value	3,248,952,000	[1]	2,594,929,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	24,193,694,000	[1]	26,376,089,000	[1]
Fair value	4,335,112,000	[1]	3,580,272,000	[1]
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	6,474,875,000	[1]	4,794,160,000	[1]
Fair value	73,554,000	[1]	114,378,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	2,630,847,000	[1]	3,033,158,000	[1]
Fair value	67,166,000	[1]	108,859,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(5,385,000)		415,621,000		(123,067,000)
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	660,553,000	[1]	889,417,000	[1]
Fair value	10,693,000	[1]	39,744,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	564,006,000	[1]	1,422,942,000	[1]
Fair value	6,286,000	[1]	47,114,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(67,951,000)		96,158,000		(8,235,000)
Credit Derivatives [Member]
Derivative Assets [Abstract]
Contract / Notional amount	15,138,000	[1]	7,803,000	[1]
Fair value	148,000	[1]	65,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	321,357,000	[1]	46,820,000	[1]
Fair value	26,158,000	[1]	3,503,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	(26,158,000)
Other
Derivative Assets [Abstract]
Contract / Notional amount	4,110,512,000	[1]	1,293,000	[1]
Fair value	27,541,000	[1]	285,000	[1]
Derivative Liabilities [Abstract]
Contract / Notional amount	0	[1]	1,444,000	[1]
Fair value	0	[1]	239,000	[1]
Gains Losses On Derivative Instruments [Abstract]
Net gains/(losses)	€ 25,104,000		€ (236,000)		€ 5,453,000

[1]	Includes both long and short derivative positions.